Goodwill and intangible assets - Summary of Other Changes In Other Intangible Assets (Detail) - Other intangible assets [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	¥ 671,212	¥ 615,602
Changes in carrying amount:
Additions	123,604	180,008
Acquisitions through business combinations	139,548	41,788
Internal development	22,814	23,128
Disposals or classified as held for sale	(11,229)	(4,717)
Classified as held for distribution to owners	(75,919)
Amortization	(160,630)	(166,047)
Impairment losses	(45,782)	(10,350)
Translation adjustment	14,325	(3,586)
Other	(18,365)	(4,614)
Total changes	(11,634)	55,610
Ending Balance	659,578	671,212
Patent rights, know-how and license agreements [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	25,370	19,918
Changes in carrying amount:
Additions	3,718	4,121
Acquisitions through business combinations	7,415	8,433
Disposals or classified as held for sale	(485)	(8)
Classified as held for distribution to owners
Amortization	(8,029)	(6,734)
Impairment losses	(39)	(10)
Translation adjustment	903	(406)
Other	3,494	56
Total changes	6,977	5,452
Ending Balance	32,347	25,370
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	12,528	14,933
Changes in carrying amount:
Additions	0	230
Acquisitions through business combinations	6,350	4,338
Disposals or classified as held for sale	0	(414)
Classified as held for distribution to owners
Amortization	(3,512)	(6,485)
Impairment losses	(2,078)	0
Translation adjustment	752	(74)
Other		0
Total changes	1,512	(2,405)
Ending Balance	14,040	12,528
Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	40,730	39,620
Changes in carrying amount:
Additions	8	825
Acquisitions through business combinations	123,058	6,288
Disposals or classified as held for sale	(386)	(1)
Classified as held for distribution to owners	(5)
Amortization	(6,057)	(5,547)
Impairment losses	(14,073)
Translation adjustment	2,154	(478)
Other	1	23
Total changes	104,700	1,110
Ending Balance	145,430	40,730
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	457,718	409,990
Changes in carrying amount:
Additions	118,603	169,476
Acquisitions through business combinations	88	4,698
Internal development	22,814	23,128
Disposals or classified as held for sale	(10,161)	(3,897)
Classified as held for distribution to owners	(75,895)
Amortization	(122,884)	(127,401)
Impairment losses	(19,652)	(10,337)
Translation adjustment	7,110	(1,567)
Other	(19,133)	(6,372)
Total changes	(99,110)	47,728
Ending Balance	358,608	457,718
Television carriage contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	20,791	25,447
Changes in carrying amount:
Disposals or classified as held for sale	(28)	0
Classified as held for distribution to owners
Amortization	(4,223)	(4,324)
Translation adjustment	1,099	(358)
Other	(1)	26
Total changes	(3,153)	(4,656)
Ending Balance	17,638	20,791
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	114,075	105,694
Changes in carrying amount:
Additions	1,275	5,356
Acquisitions through business combinations	2,637	18,031
Disposals or classified as held for sale	(169)	(397)
Classified as held for distribution to owners	(19)
Amortization	(15,925)	(15,556)
Impairment losses	(9,940)	(3)
Translation adjustment	2,307	(703)
Other	(2,726)	1,653
Total changes	(22,560)	8,381
Ending Balance	91,515	114,075
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	2,017,703	1,825,767
Changes in carrying amount:
Ending Balance	2,046,997	2,017,703
Gross carrying amount [member] | Patent rights, know-how and license agreements [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	216,960	212,000
Changes in carrying amount:
Ending Balance	223,692	216,960
Gross carrying amount [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	73,654	70,560
Changes in carrying amount:
Ending Balance	83,877	73,654
Gross carrying amount [member] | Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	65,643	59,377
Changes in carrying amount:
Ending Balance	192,613	65,643
Gross carrying amount [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,353,946	1,196,266
Changes in carrying amount:
Ending Balance	1,240,309	1,353,946
Gross carrying amount [member] | Television carriage contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	73,958	75,716
Changes in carrying amount:
Ending Balance	77,479	73,958
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	233,542	211,848
Changes in carrying amount:
Ending Balance	229,027	233,542
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(1,346,491)	(1,210,165)
Changes in carrying amount:
Ending Balance	(1,387,419)	(1,346,491)
Accumulated depreciation and impairment losses [member] | Patent rights, know-how and license agreements [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(191,590)	(192,082)
Changes in carrying amount:
Ending Balance	(191,345)	(191,590)
Accumulated depreciation and impairment losses [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(61,126)	(55,627)
Changes in carrying amount:
Ending Balance	(69,837)	(61,126)
Accumulated depreciation and impairment losses [member] | Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(24,913)	(19,757)
Changes in carrying amount:
Ending Balance	(47,183)	(24,913)
Accumulated depreciation and impairment losses [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(896,228)	(786,276)
Changes in carrying amount:
Ending Balance	(881,701)	(896,228)
Accumulated depreciation and impairment losses [member] | Television carriage contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(53,167)	(50,269)
Changes in carrying amount:
Ending Balance	(59,841)	(53,167)
Accumulated depreciation and impairment losses [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(119,467)	(106,154)
Changes in carrying amount:
Ending Balance	¥ (137,512)	¥ (119,467)